Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

December 30, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Group Equity Funds I (the “Registrant”)
File Nos. 811-00249; 002-10765

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 125 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purposes of:  revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                                                                  Very truly yours,

                                                                               /s/Jonathan M. Kopcsik
                                                                                   Jonathan M. Kopcsik

cc:           Anthony G. Ciavarelli
Bruce G. Leto